Employee Benefit Plans - Amounts Expected to be Recognized in Net Periodic Benefit Cost Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	$ 125
Prior service (credit) recognition	(16)
Net initial obligation (asset) recognition	0
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	15
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	11
Prior service (credit) recognition	$ (10)